EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND

EATON VANCE TAX-MANAGED GLOBAL DIVIDEND INCOME FUND

EATON VANCE TAX-MANAGED MULTI-CAP GROWTH FUND

EATON VANCE TAX-MANAGED SMALL-CAP FUND

EATON VANCE TAX-MANAGED VALUE FUND

Supplement to Prospectus dated March 1, 2022 as revised April 29, 2022

The following changes are effective November 18, 2022.

1.    The following replaces “Portfolio Managers” in “Management” under “Eaton Vance Tax-Managed Equity Asset Allocation Fund”:

Portfolio Manager. Douglas R. Rogers, CFA, Vice President of Eaton Vance, has managed the Fund since July 1, 2021.

2.    The following replaces “Portfolio Managers” in “Management” under “Eaton Vance Tax-Managed Global Dividend Income Fund”:

Portfolio Managers

Christopher Dyer, (lead portfolio manager), CFA, Director and Vice President of EVAIL and Director of Global Equity for the Eaton Vance organization, has managed the Fund since September 2015.

Derek J.V. DiGregorio, Vice President of Eaton Vance, has managed the Fund since July 1, 2021.

3.	The following replaces the third paragraph under “Tax-Managed Equity Asset Allocation Fund.” in “Management and Organization”:

Douglas R. Rogers has served as portfolio of the Fund since July 1, 2021. Mr. Rogers is a Vice President of Eaton Vance and BMR. He has been employed by Eaton Vance for more than five years and also manages Tax-Managed Multi-Cap Growth Portfolio and other Eaton Vance portfolios.

4.	The following replaces the third paragraph under “Tax-Managed Global Dividend Income Fund.” in “Management and Organization”:

Christopher Dyer has served as lead portfolio manager of the Fund since September 2015 and Derek J.V. DiGregorio has served as a portfolio manager of the Fund since July 1, 2021. Mr. Dyer is a Director and Vice President of EVAIL and Director of Global Equity for the Eaton Vance organization. Mr. Dyer manages other Eaton Vance portfolios and has been a portfolio manager at Eaton Vance for more than five years. Mr. DiGregorio manages other Eaton Vance portfolios, is a Vice President of Eaton Vance and has been employed by Eaton Vance for more than five years.

November 15, 2022	41519 11.15.22

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND

EATON VANCE TAX-MANAGED GLOBAL DIVIDEND INCOME FUND

EATON VANCE TAX-MANAGED MULTI-CAP GROWTH FUND

EATON VANCE TAX-MANAGED SMALL-CAP FUND

EATON VANCE TAX-MANAGED VALUE FUND

Supplement to Statement of Additional Information dated March 1, 2022

The following changes are effective November 18, 2022.

The following replaces the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Derek J.V. DiGregorio
Registered Investment Companies	9	$7,199.2	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Aaron S. Dunn(2)
Registered Investment Companies	6	$6,778.4	0	$0
Other Pooled Investment Vehicles	2	$96.3	0	$0
Other Accounts	23	$2,096.9	0	$0
Christopher Dyer(1)
Registered Investment Companies	9	$8,430.7	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	1	$4.5	0	$0
Bradley T. Galko(2)
Registered Investment Companies	6	$6,778.4	0	$0
Other Pooled Investment Vehicles	2	$96.3	0	$0
Other Accounts	23	$2,096.9	0	$0
Michael D. McLean
Registered Investment Companies	6	$3,578.9	0	$0
Other Pooled Investment Vehicles	1	$34.9	0	$0
Other Accounts	5	$261.5	1	$166.6
J. Griffith Noble
Registered Investment Companies	6	$3,578.9	0	$0
Other Pooled Investment Vehicles	1	$34.9	0	$0
Other Accounts	5	$261.5	1	$166.6
Douglas R. Rogers
Registered Investment Companies	6	$3,122.5	0	$0
Other Pooled Investment Vehicles	1	$29.4(3)	0	$0
Other Accounts	6	$77.4	0	$0
(1)	This portfolio manager serves as portfolio manager of one or more registered investment companies that invests or may invest in one or more underlying registered investment companies in the Eaton Vance family of funds or other pooled investment vehicles sponsored by Eaton Vance. The underlying investment companies may be managed by this portfolio manager or another portfolio manager.
(2)	This portfolio manager provides advisory services for certain of the “Other Accounts” on a nondiscretionary or model basis. For “Other Accounts” that are part of a wrap account program, the number of accounts is the number of sponsors for which the portfolio manager provides advisory services rather than the number of individual customer accounts within each wrap account program. The assets managed may include assets advised on a nondiscretionary or model basis.
(3)	Certain of these “Other Pooled Investment Vehicles” invest a substantial portion of their assets in a registered investment company in the Eaton Vance family of funds and/or in a separate pooled investment vehicle sponsored by Eaton Vance which may be managed by this portfolio manager or another portfolio manager.

The following table shows the dollar range of equity securities beneficially owned in a Fund by its portfolio manager(s) as of the Funds’ most recent fiscal year ended October 31, 2021 and in the Eaton Vance family of funds as of December 31, 2021. Interests in a Portfolio cannot be purchased by a portfolio manager.

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Tax-Managed Equity Asset Allocation Fund
Douglas R. Rogers	$100,001 - $500,000	Over $1,000,000
Tax-Managed Global Dividend Income Fund
Christopher Dyer	None	$1 - $10,000
Derek J.V. DiGregorio	None	$100,001 - $500,000
Tax-Managed Multi-Cap Growth Fund
Douglas R. Rogers	$100,001 - $500,000	Over $1,000,000
Tax-Managed Small-Cap Fund
Michael D. McLean	$10,001 - $50,000	$500,001 - $1,000,000
J. Griffith Noble	$1 - $10,000	$500,001 - $1,000,000
Tax-Managed Value Fund
Aaron S. Dunn	None	Over $1,000,000
Bradley T. Galko	None	Over $1,000,000

November 15, 2022

EATON VANCE GLOBAL INCOME BUILDER FUND

Supplement to Prospectus dated March 1, 2022 as revised April 29, 2022

The following changes are effective November 18, 2022.

1.	The following replaces “Portfolio Managers” in “Management”:

Portfolio Managers

Christopher Dyer (lead portfolio manager), Director and Vice President of EVAIL and Director of Global Equity for the Eaton Vance organization, has managed the Fund since September 2015 and the Portfolio since its inception in March 2016.

Derek J.V. DiGregorio, Vice President of BMR, has managed the Fund and the Portfolio since July 2021.

Jeffrey D. Mueller, Vice President of EVAIL, has managed the Fund since December 2015 and the Portfolio since its inception in March 2016.

2.	The following replaces the eleventh paragraph under “Management and Organization”:

The Fund and Portfolio are managed by Christopher Dyer (lead portfolio manager), Derek J.V. DiGregorio and Jeffrey D. Mueller. Mr. Dyer has served as a portfolio manager of the Fund since September 2015 and of the Portfolio since it commenced operations in March 2016 and manages other Eaton Vance portfolios. Mr. Dyer is a Director and Vice President of EVAIL and Director of Global Equity for the Eaton Vance organization. Prior to joining EVAIL in November 2017, Mr. Dyer held similar positions at Eaton Vance Management (International) Limited (“EVMI”). Mr. DiGregorio has managed the Fund and Portfolio since 2021. Mr. DiGregorio manages other Eaton Vance portfolios, has been employed by Eaton Vance for more than five years and is a Vice President of Eaton Vance and BMR. Mr. Mueller has served as a portfolio manager of the Fund since December 2015 and of the Portfolio since it commenced operations in March 2016 and is a Vice President of EVAIL. Prior to joining EVAIL in November 2017, Mr. Mueller held similar positions at EVMI.

November 15, 2022	41516 11.15.22

EATON VANCE GLOBAL INCOME BUILDER FUND

Supplement to Statement of Additional Information dated March 1, 2022

The following changes are effective November 18, 2022.

The following replaces the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Derek J.V. DiGregorio
Registered Investment Companies	9	$7,199.2	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Christopher Dyer(1)
Registered Investment Companies	9	$8,430.7	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	1	$4.5	0	$0
Jeffrey D. Mueller(2)
Registered Investment Companies	7	$9,449.3	0	$0
Other Pooled Investment Vehicles	2	$59.5	0	$0
Other Accounts	2	$572.3	0	$0
(1)	This portfolio manager serves as portfolio manager of one or more registered investment companies that invests or may invest in one or more underlying registered investment companies in the Eaton Vance family of funds or other pooled investment vehicles sponsored by Eaton Vance. The underlying investment companies may be managed by this portfolio manager or another portfolio manager.
(2)	This portfolio manager serves as portfolio manager of one or more registered investment companies and/or pooled investment vehicles that invest or may invest in one or more underlying registered investment companies and/or separate pooled investment vehicles in the Eaton Vance family of funds. The underlying investment companies may be managed by this portfolio manager or another portfolio manager.

The following table shows the dollar range of equity securities beneficially owned in the Fund by its portfolio manager(s) as of the Fund’s most recent fiscal year ended October 31, 2021 and in the Eaton Vance family of funds as of December 31, 2021. Interests in the Portfolio cannot be purchased by a portfolio manager.

Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Derek J.V. DiGregorio	None	$100,001 - $500,000
Christopher Dyer	None	$1 - $10,000
Jeffrey D. Mueller	None	None

November 15, 2022

EATON VANCE TOTAL RETURN BOND FUND

(formerly Eaton Vance Core Plus Bond Fund)

Supplement to Prospectus dated February 1, 2022 as revised April 29, 2022

The following changes are effective November 18, 2022.

1.	The following replaces “Portfolio Managers” in “Management”:

Portfolio Managers

Brian S. Ellis, Vice President of BMR, has managed the Fund since November 18, 2022.

Vishal Khanduja, Vice President of BMR, has managed the Fund since June 2019.

2.	The following replaces the seventh paragraph under “Management and Organization”:

The Fund is managed by a team of portfolio managers consisting of Brian S. Ellis (since November 18, 2022) and Vishal Khanduja (since June 2019). Messrs. Ellis and Khanduja are Vice Presidents of Eaton Vance and BMR, manage other funds and portfolios and have been employed by the Eaton Vance organization for more than five years.

November 15, 2022	41518 11.15.22

EATON VANCE TOTAL RETURN BOND FUND

(formerly Eaton Vance Core Plus Bond Fund)

Supplement to Statement of Additional Information dated February 1, 2022

The following changes are effective November 18, 2022.

The following replaces the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Brian S. Ellis(1)
Registered Investment Companies	13	$12,318.3	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	7	$364.1	0	$0
Vishal Khanduja
Registered Investment Companies	13	$12,852.1	0	$0
Other Pooled Investment Vehicles	1	$30.4	0	$0
Other Accounts	6	$386.0	0	$0
(1)	As of September 30, 2022

The following table shows the dollar range of equity securities beneficially owned in the Fund by its portfolio manager(s) as of the Fund’s most recent fiscal year ended September 30, 2021 and in the Eaton Vance family of funds as of December 31, 2021.

Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Brian S. Ellis(1)	None	$100,001 - $500,000
Vishal Khanduja	$10,001 - $50,000	$100,001 - $500,000
(1)	As of September 30, 2022

November 15, 2022